Note 6 Maximum Credit Risk Exposure Accumulated Value Corrections (Details) - EUR (€)		Jun. 30, 2021		Dec. 31, 2020
Total stage [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		€ 739,890,000,000		€ 749,524,000,000
Gross exposure [Member] | Total stage [Member] | SPAIN
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	[1]	197,698,000,000		195,983,000,000
Gross exposure [Member] | Total stage [Member] | MEXICO
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		54,931,000,000		52,211,000,000
Gross exposure [Member] | Total stage [Member] | TURKEY
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	[2]	39,186,000,000		39,633,000,000
Gross exposure [Member] | Total stage [Member] | South America [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	[3]	34,532,000,000		34,499,000,000
Gross exposure [Member] | Total stage [Member] | Other Countries [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		1,025,000,000		925,000,000
Gross exposure [Member] | Total stage [Member] | Total maximum credit risk exposures [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	[4]	327,372,000,000		323,252,000,000
Gross exposure [Member] | Stage 1 [Member] | SPAIN
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	[1]	170,980,000,000		171,397,000,000
Gross exposure [Member] | Stage 1 [Member] | MEXICO
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		48,722,000,000		46,373,000,000
Gross exposure [Member] | Stage 1 [Member] | TURKEY
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	[2]	31,215,000,000		30,832,000,000
Gross exposure [Member] | Stage 1 [Member] | South America [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	[3]	28,866,000,000		28,484,000,000
Gross exposure [Member] | Stage 1 [Member] | Other Countries [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		1,013,000,000		912,000,000
Gross exposure [Member] | Stage 1 [Member] | Total maximum credit risk exposures [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		280,797,000,000	[4]	277,998,000,000
Gross exposure [Member] | Stage 2 [Member] | SPAIN
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	[1]	18,575,000,000		16,387,000,000
Gross exposure [Member] | Stage 2 [Member] | MEXICO
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		4,463,000,000		4,071,000,000
Gross exposure [Member] | Stage 2 [Member] | TURKEY
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	[2]	4,616,000,000		5,806,000,000
Gross exposure [Member] | Stage 2 [Member] | South America [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	[3]	3,906,000,000		4,312,000,000
Gross exposure [Member] | Stage 2 [Member] | Other Countries [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		3,000,000		5,000,000
Gross exposure [Member] | Stage 2 [Member] | Total maximum credit risk exposures [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		31,562,000,000	[4]	30,581,000,000
Gross exposure [Member] | Stage 3 [Member] | SPAIN
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	[1]	8,143,000,000		8,199,000,000
Gross exposure [Member] | Stage 3 [Member] | MEXICO
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		1,746,000,000		1,767,000,000
Gross exposure [Member] | Stage 3 [Member] | TURKEY
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	[2]	3,355,000,000		2,995,000,000
Gross exposure [Member] | Stage 3 [Member] | South America [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	[3]	1,760,000,000		1,703,000,000
Gross exposure [Member] | Stage 3 [Member] | Other Countries [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		9,000,000		8,000,000
Gross exposure [Member] | Stage 3 [Member] | Total maximum credit risk exposures [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		15,013,000,000	[4]	14,672,000,000
accumulated value adjustments [Member] | Total stage [Member] | SPAIN
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	[1]	(5,378,000,000)		(5,679,000,000)
accumulated value adjustments [Member] | Total stage [Member] | MEXICO
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		(2,056,000,000)		(2,211,000,000)
accumulated value adjustments [Member] | Total stage [Member] | TURKEY
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	[2]	(2,275,000,000)		(2,338,000,000)
accumulated value adjustments [Member] | Total stage [Member] | South America [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	[3]	(1,903,000,000)		(1,870,000,000)
accumulated value adjustments [Member] | Total stage [Member] | Other Countries [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		(8,000,000)		(7,000,000)
accumulated value adjustments [Member] | Total stage [Member] | Total maximum credit risk exposures [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		(11,620,000,000)	[4]	(12,105,000,000)
accumulated value adjustments [Member] | Total stage [Member] | Of which individual [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		(2,653,000,000)		(2,611,000,000)
accumulated value adjustments [Member] | Total stage [Member] | Of which collective [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		(8,966,000,000)		(9,494,000,000)
accumulated value adjustments [Member] | Stage 1 [Member] | SPAIN
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	[1]	(697,000,000)		(753,000,000)
accumulated value adjustments [Member] | Stage 1 [Member] | MEXICO
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		(719,000,000)		(685,000,000)
accumulated value adjustments [Member] | Stage 1 [Member] | TURKEY
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	[2]	(197,000,000)		(246,000,000)
accumulated value adjustments [Member] | Stage 1 [Member] | South America [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	[3]	(357,000,000)		(320,000,000)
accumulated value adjustments [Member] | Stage 1 [Member] | Other Countries [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		(1,000,000)		(1,000,000)
accumulated value adjustments [Member] | Stage 1 [Member] | Total maximum credit risk exposures [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		(1,970,000,000)	[4]	(2,005,000,000)
accumulated value adjustments [Member] | Stage 1 [Member] | Of which individual [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		(5,000,000)		(10,000,000)
accumulated value adjustments [Member] | Stage 1 [Member] | Of which collective [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		(1,965,000,000)		(1,995,000,000)
accumulated value adjustments [Member] | Stage 2 [Member] | SPAIN
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	[1]	(974,000,000)		(849,000,000)
accumulated value adjustments [Member] | Stage 2 [Member] | MEXICO
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		(402,000,000)		(442,000,000)
accumulated value adjustments [Member] | Stage 2 [Member] | TURKEY
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	[2]	(438,000,000)		(535,000,000)
accumulated value adjustments [Member] | Stage 2 [Member] | South America [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	[3]	(430,000,000)		(460,000,000)
accumulated value adjustments [Member] | Stage 2 [Member] | Other Countries [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		0		0
accumulated value adjustments [Member] | Stage 2 [Member] | Total maximum credit risk exposures [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		(2,244,000,000)	[4]	(2,287,000,000)
accumulated value adjustments [Member] | Stage 2 [Member] | Of which individual [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		(541,000,000)		(479,000,000)
accumulated value adjustments [Member] | Stage 2 [Member] | Of which collective [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		(1,703,000,000)		(1,808,000,000)
accumulated value adjustments [Member] | Stage 3 [Member] | SPAIN
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	[1]	(3,707,000,000)		(4,077,000,000)
accumulated value adjustments [Member] | Stage 3 [Member] | MEXICO
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		(935,000,000)		(1,083,000,000)
accumulated value adjustments [Member] | Stage 3 [Member] | TURKEY
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	[2]	(1,640,000,000)		(1,557,000,000)
accumulated value adjustments [Member] | Stage 3 [Member] | South America [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	[3]	(1,117,000,000)		(1,090,000,000)
accumulated value adjustments [Member] | Stage 3 [Member] | Other Countries [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		(7,000,000)		(6,000,000)
accumulated value adjustments [Member] | Stage 3 [Member] | Total maximum credit risk exposures [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		(7,406,000,000)	[4]	(7,813,000,000)
accumulated value adjustments [Member] | Stage 3 [Member] | Of which individual [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		(2,107,000,000)		(2,122,000,000)
accumulated value adjustments [Member] | Stage 3 [Member] | Of which collective [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		(5,298,000,000)		(5,691,000,000)
Carrying amount [member] | Total stage [Member] | SPAIN
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	[1]	192,320,000,000		190,304,000,000
Carrying amount [member] | Total stage [Member] | MEXICO
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		52,875,000,000		50,000,000,000
Carrying amount [member] | Total stage [Member] | TURKEY
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	[2]	36,911,000,000		37,295,000,000
Carrying amount [member] | Total stage [Member] | South America [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	[3]	32,629,000,000		32,629,000,000
Carrying amount [member] | Total stage [Member] | Other Countries [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		1,017,000,000		918,000,000
Carrying amount [member] | Total stage [Member] | Total maximum credit risk exposures [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		315,752,000,000	[4]	311,147,000,000
Carrying amount [member] | Stage 1 [Member] | SPAIN
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	[1]	170,283,000,000		170,644,000,000
Carrying amount [member] | Stage 1 [Member] | MEXICO
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		48,003,000,000		45,688,000,000
Carrying amount [member] | Stage 1 [Member] | TURKEY
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	[2]	31,019,000,000		30,586,000,000
Carrying amount [member] | Stage 1 [Member] | South America [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	[3]	28,510,000,000		28,165,000,000
Carrying amount [member] | Stage 1 [Member] | Other Countries [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		1,012,000,000		911,000,000
Carrying amount [member] | Stage 1 [Member] | Total maximum credit risk exposures [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		278,827,000,000	[4]	275,993,000,000
Carrying amount [member] | Stage 2 [Member] | SPAIN
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	[1]	17,601,000,000		15,538,000,000
Carrying amount [member] | Stage 2 [Member] | MEXICO
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		4,061,000,000		3,628,000,000
Carrying amount [member] | Stage 2 [Member] | TURKEY
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	[2]	4,178,000,000		5,272,000,000
Carrying amount [member] | Stage 2 [Member] | South America [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	[3]	3,476,000,000		3,852,000,000
Carrying amount [member] | Stage 2 [Member] | Other Countries [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		2,000,000		4,000,000
Carrying amount [member] | Stage 2 [Member] | Total maximum credit risk exposures [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		29,318,000,000	[4]	28,294,000,000
Carrying amount [member] | Stage 3 [Member] | SPAIN
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	[1]	4,436,000,000		4,122,000,000
Carrying amount [member] | Stage 3 [Member] | MEXICO
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		811,000,000		684,000,000
Carrying amount [member] | Stage 3 [Member] | TURKEY
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	[2]	1,715,000,000		1,438,000,000
Carrying amount [member] | Stage 3 [Member] | South America [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	[3]	643,000,000		612,000,000
Carrying amount [member] | Stage 3 [Member] | Other Countries [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		2,000,000		2,000,000
Carrying amount [member] | Stage 3 [Member] | Total maximum credit risk exposures [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		€ 7,607,000,000	[4]	€ 6,860,000,000

[1]	(*) Spain includes all the countries where BBVA, S.A. operates
[2]	(**) Turkey includes all the countries in which Garanti BBVA operates.
[3]	(***) In South America, BBVA Group operates in Argentina, Colombia, Peru and Uruguay.
[4]	(****) The amount of the accumulated impairment includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation (PPA) and were originated mainly in the acquisition of Catalunya Banc S.A. (as of December 31, 2020, the remaining balance was €363 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the instrument or applied as allowances in the value of the financial instrument when the losses materialize